OTHER LONG-TERM INVESTMENTS (Details Narrative)	6 Months Ended
Jun. 30, 2025 USD ($) shares
Investments, All Other Investments [Abstract]
Stock issued during period acquistion, shares | shares	200,000
Stock issued during period acquistion, value | $	$ 800,000